Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Summary of covenant rations and target drawdown stop conditions
The target covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing period ending on	Leverage ratio	Interest cover ratio
June 30, 2023	Unconditional	-0.8x
December 31, 2023	Unconditional	-0.9x
June 30, 2024	34x	0.4x
December 31, 2024	5.4x	2.3x
June 30, 2025	3.2x	3.8x
December 31, 2025	2.2x	5.5x
June 30, 2026	2.2x	5.5x
December 31, 2026	2.2x	5.5x
June 30, 2027	2.2x	5.5x
The target drawdown stop conditions are determined based on a twelve-month running basis and are as follows:

Testing period ending on	EBITDA margin (drawstop)	EBITDA (drawstop)		Fast/ultra-fast charging equipment utilization rate (drawstop)
June 30, 2023	-4.3%	€(8.5)	million	10.4%
December 31, 2023	-5.8%	€(11.6)	million	11.5%
June 30, 2024	8.1%	€19.8	million	12.7%
December 31, 2024	19.4%	€68.2	million	12.9%
June 30, 2025	24.1%	€111.2	million	14.2%
December 31, 2025	27.3%	€157.5	million	15.5%
June 30, 2026	28.9%	€200.0	million	16.6%
December 31, 2026	Unconditional	Unconditional		Unconditional
June 30, 2027	Unconditional	Unconditional		Unconditional